Additional Information to the Statements of Operations	12 Months Ended
Dec. 31, 2017
Additional Information to the Statements of Operations [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS
NOTE 13:-	ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS

Geographic information:

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2017	2016	2015

Israel	$28,058	$18,903	$9,632
Germany	5,169	16,040	9,350
France	782	7,126	8,681
Holland	7,082	4,936	1,740
Austria	633	1,135	14,967
United states	21,105	16,935	11,395
Other	19,047	13,006	12,567

	$88,691	$78,081	$68,332

All of the Company’s long-lived assets are located in Israel.